Preferred Stock Warrant Liability (Details Textual) (Aldagen Inc [Member])	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member]
Convertible Preferred Stock, Shares Issued Upon Conversion	1.163	1.163